SECURED CONVERTIBLE DEBENTURES, NET	12 Months Ended
Dec. 31, 2018
Convertible Debt [Abstract]
SECURED CONVERTIBLE DEBENTURES, NET

NOTE 4 – SECURED CONVERTIBLE DEBENTURES, NET

In April 2017, the Company entered into definitive securities purchase agreements (the “Series A1 Securities Purchase Agreements”) with certain accredited investors (the “A1 Purchasers”) for the purchase and sale of an aggregate of : (i) $5,000,000 principal amount of 12.5% secured convertible debentures (the “Series A1 Debentures”); and (ii) five-year warrants (the “Series A1 Warrants”) representing the right to acquire up to 833,337 shares of our class A common stock in a transaction exempt from registration under the Securities Act, in reliance on an exemption provided by Rule 506(b) of Regulation D and Section 4(a)(2) of the Securities Act.

The Series A1 Debentures, which mature three years from the date of issuance, pay interest in cash at the rate of 12.5% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on July 1, 2017. Our obligations under the Series A1 Debentures are secured by a second position security interest in our accounts receivable and a first position security interest in the balance of our assets, and we are subject to continued compliance with certain financial covenants. The A1 Debentures are convertible at the option of the holder into shares of our class A common stock at an initial conversion price of $3.00 per share, subject to adjustment as hereinafter set forth. Subject to our compliance with certain equity conditions set forth in the Series A1 Debentures, upon 20 trading days' notice to the holders we have the right to redeem the Debentures in cash at a 120% premium during the first year and a 110% premium during the remaining term of the Debentures. Upon any optional redemption, we are obligated to issue the holder five-year warrant series B warrants, the terms of which will be identical to the Series A1 Warrants, to purchase a number of shares of our class A common stock as shall equal 50% of conversion shares issuable on an as-converted basis as if the principal amount of the Series A1 Debenture had been converted immediately prior to the optional redemption. In the event of future financings by us, subject to certain exempt issuances, the holders have the right to cause us to allocate 20% of the proceeds we may receive as a mandatory redemption of a portion of the principal amount then outstanding. We are also required to redeem the Debentures upon our failure to maintain certain financial covenants which include a minimum monthly current ratio, a maximum quarterly corporate expense ratio, and maintain minimum quarterly revenue and EBITDA related to SRAXmd.

The Series A1 Debenture also contains certain customary events of default (including, but not limited to, default in payment of principal or interest thereunder, breaches of covenants, agreements, representations or warranties thereunder, the occurrence of an event of default under certain material contracts of the Company, changes in control of the Company and the entering or filing of certain monetary judgments against the Company). Upon the occurrence of any such event of default, the outstanding principal amount of the Series A1 Debenture, plus liquidated damages, interest and other amounts owing in respect thereof through the date of acceleration, shall become, at the holder’s election, immediately due and payable in cash. The Company is also subject to certain customary non-financial covenants under the Debenture. The Debenture holders were granted board observation rights so long as the lead investor continues to hold the Debentures.

The Series A1 Warrants are initially exercisable at $3.00 per share and, if at any time after the six-month anniversary of the issuance the underlying shares of our class A common stock are not covered by an effective resale registration statement, the Series A1 Warrants are exercisable on a cashless basis. The conversion price of the Debentures and the exercise price of the Series A1 Warrants are subject to adjustments upon certain events, including stock splits, stock dividends, subsequent equity transactions (other than specified exempt issuances), subsequent rights offerings, and fundamental transactions, subject to a floor of $1.40 per share. If we fail to timely deliver the shares of our class A common stock upon any conversion of the Series A1 Debentures or exercise of the Series A1 Warrants we will be subject to certain buy-in provisions. Pursuant to the terms of the Series A1 Debentures and Series A1 Warrants, a holder will not have the right to convert any portion of the Series A1 Debentures or exercise any portion of the Series A1 Warrants if the holder (together with its affiliates) would beneficially own in excess of 4.99% of the number of shares of class A common stock outstanding immediately after giving effect to such conversion or exercise, as such percentage ownership is determined in accordance with the terms of the Series A1 Debentures and the Series A1 Warrants; provided that after the Shareholder Approval Date, as defined below, at the election of a holder and notice to us such percentage ownership limitation may be increased or decreased to any other percentage, not to exceed 9.99%; provided that any increase will not be effective until the 61st day after such notice is delivered from the holder to us.

In accordance with the Nasdaq Marketplace Rules, until such time as our stockholders have approved the Securities Purchase Agreements and the transactions thereunder (the "Shareholder Approval Date"), we were not obligated to issue any shares of our class A common stock upon any conversion of the Series A1 Debentures and/or exercise of the Series A1 Warrants, and the holders had no right to receive upon conversion and/or exercise thereof any shares of our Class A common stock, to the extent the issuance of such shares of Class A common stock would exceed 20% of our outstanding Class A common stock prior to the transaction. We held a special meeting of the shareholders on June 23, 2017 whereby we obtained approval of the Securities Purchase Agreements and the transactions thereunder.

We agreed to file a registration statement registering the resale of the shares of our Class A common stock underlying the Series A1 Debentures and the Series A1 Warrants. Under the terms of the Securities Purchaser Agreements, we also granted the Purchasers of the Series A1Debentures the right to purchase an additional $3,000,000 of Series A1 Debentures upon the same terms and conditions for a period beginning on the Shareholder Approval Date and expiring on earliest of the date that (a) the initial registration statement has been declared effective by the SEC, (b) all of the underlying shares have been sold pursuant to Rule 144 or may be sold pursuant to Rule 144 without the requirement for our company to be in compliance with the current public information required under Rule 144 and without volume or manner-of-sale restrictions, (c) following the one year anniversary of the closing date provided that a holder of the underlying shares is not an affiliate of the Company or (d) all of the underlying shares may be sold pursuant to an exemption from registration under Section 4(a)(1) of the Securities Act. The shares underlying the Series A1 Debentures and Series Warrants were included in a resale registration statement on Form S-3 that was declared effective by the SEC in June 2017.

Chardan Capital Markets, LLC (“Chardan Capital”), Noble Capital Markets, Inc. ("Noble") and Aspenwood Capital (an independent branch of Colorado Financial Services Corporation) (“Aspenwood”), all broker-dealers and members of FINRA, acted as either our placement agent or a finder in connection with the sale of the securities pursuant to the Securities Purchase Agreements. In addition, an affiliate of Noble purchased Series A1 Debentures amounting to $720,000 and was issued Series A1 Warrants (“Placement Agent Warrants”) to purchase 120,000 shares of our Class A common stock in this offering. We paid aggregate cash commissions amounting to $276,700 to these broker-dealers in connection with the sale of the Series A1 Debentures. Additionally, we issued Chardan Capital Placement Agent Warrants to purchase 100,000 shares of our Class A common stock at an exercise price of $3.75 per share which are exercisable for 5.0 years commencing six months from the issuance date. We issued Noble Placement Agent Warrants to purchase up to 66,800 shares of our Class A common stock at an exercise price of $3.00 per share which will become exercisable six months from the date of issuance. We also issued Colorado Financial Service Corporation and its designees Placement Agent Warrants to purchase 7,700 shares of our Class A common stock at an exercise price of $3.75 per share which are exercisable for 5.0 years commencing six months from the issuance date. We included the shares underlying the Placement Agent Warrants in the aforedescribed resale registration statement that was declared effective by the SEC in June 2017.

The net proceeds to us from the offering, after deducting placement agent fees and estimated offering expenses, were approximately $4,636,629. We utilized $2,500,000 of the net proceeds to satisfy a put obligation under the Series B Warrants issued to investors in a registered direct offering that we conducted in January 2017 as described in Note 11. The balance of the net proceeds was used to pay down accounts payable and satisfy other working capital requirements.

The Series A1 Warrants have been accounted for utilizing ASC 815 “Derivatives and Hedging”. The Company has determined that the Series A1 Warrants have an embedded feature that cause the Series A1 Warrants to be treated as a derivative liability. The Company has estimated the fair value of the Series A1 Warrant instruments using the Black-Scholes Model with key input variables provided by management, as of the date of issuance, with the fair value treated as a discount to the Series A1 Debenture liability, and at each reporting date, with the changes in fair value of the Series A1 Warrants recorded as gains or losses on revaluation in other income (expense). See Note 5 for further information for the fair value of the Series A1 Warrants.

The Company accounted for the Series A1 Debentures in accordance with ASC 470-20 Debt with Conversion and other options. The net proceeds of $4,639,629 from the issuance of the Series A1 Debentures was allocated between the Series A1 Debentures and the fair value of the Series A1 Warrants. The values allocated to the Series A1 Debentures and Series A1Warrant was $3,408,629 and $1,288,000 respectively. After the allocation between the Series A1 Debentures and Series A1 Warrants, the effective conversion feature was greater than the fair market value of the Company’s common stock on the date of issuance, so the adjusted proceeds were not allocated to the conversion feature.

In October 2017, we entered into securities purchase agreements to sell an aggregate of $5,180,157.78 of our 12.5% secured convertible debentures (“Series A2 Debentures”) and issued 863,365 Series A2 Warrants.  The Series A2 Debentures mature on 4/21/2020, bear interest at an annual rate of 12.5%, payable quarterly on January 1, April 1, July 1, and October 1, beginning on January 1, 2018.  Pursuant to the greenshoe provision contained in our Series A1 Debentures, $2,000,000 of Series A2 Debentures were purchased pursuant to the greenshoe provision and the remaining $3,180,157.78 were purchased separately. Of the 863,365 Series A2 Warrants issued, a total of 333,335 were purchased pursuant to the greenshoe provision and 630,030 were purchased separately. The Series A2 Debentures are convertible into shares of our Class A common stock at $3.00 per share, subject to adjustment, and contain anti-dilution protection for subsequent financings and have a conversion price floor of  $1.40 per share (pursuant to shareholder vote approving the offering that occurred on December 29, 2017). The Series A2 Warrants have an exercise price of $3.00 per share, subject to adjustment and contain anti-dilution protection for subsequent financings and have an exercise price floor of $1.40 per share.

In connection with the offering we issued Chardan Capital Markets 160,000 Placement Agent Warrants, of which: (i) 129,176 have an exercise price of $3.75 and (ii) 54,161 have an exercise price of $4.49.  We also issued Aspenwood Capital 23,337 Placement Agent Warrants with an exercise price of $3.75. All Placement Agent Warrants have a term of five and a half years (exercisable beginning 6 months after issuance).

The Company identified embedded derivatives related to the Series A2 Warrants issued. These embedded derivatives included the right for the holders to request for the Company to purchase the Series A2 Warrant from the Holder by paying to the Holder an amount of cash equal to the black scholes value of the remaining unexercised portion of the Series A2 Warrant on the date of the consummation of a fundamental transaction.

The Series A2 Warrants have been accounted for utilizing ASC 815 “Derivatives and Hedging”. The Company has determined that the Series A2 Warrants have an embedded feature that cause the Series A2 Warrants to be treated as a derivative liability. The Company has estimated the fair value of the Series A2 Warrant instruments using the Black-Scholes Model with key input variables provided by management, as of the date of issuance, with the fair value treated as a discount to the Series A2 Debenture liability, and at each reporting date, with the changes in fair value of the Series A2 Warrants recorded as gains or losses on revaluation in other income (expense). See Note 5 for further information for the fair value of the Series A2 Warrants.

The Company accounted for the Series A2 Debentures in accordance with ASC 470-20 Debt with Conversion and other options. The net proceeds of $4,261,684 from the issuance of the Series A2 Debentures was allocated between the Series A2 Debentures and the fair value of the Series A2 Warrants. The values allocated to the Series A2 Debentures and Series A2Warrant was $1,405,540 and $2,856,108 respectively. After the allocation between the Series A2 Debentures and the Series A2 Warrants, the adjusted value assigned to Series A2 Debenture created the effected conversion feature to be a rate lower than the current market price for the Company’s common stock on the date of the issuance. The value assigned to the conversion feature was $1,405,540.

On November 29, 2018, the Company redeemed the outstanding principal balance of the Series A1 and A2 Debentures (collectively the “Debentures”) with the repayment of the Debentures face value or $6,545,157, a 10% prepayment penalty of $654,517 and the issuance of Series B warrants for a total of 50% of the of the conversion shares issuable on an as-converted basis as if the principal amount of the Debenture had been converted immediately prior to the optional redemption.. Also, the Company issued warrants to purchase 1,090,862 shares of its Class A common stock (“Series B1 Warrants”). The Series B1 Warrants were issued pursuant to the redemption terms of the Company’s Debentures. The Company received no additional consideration for the issuance. The Series B Warrants were issued in a transaction exempt from registration under the Securities Act of 1933, as amended (the Securities Act), in reliance on the exemption provided by Rule 506(b) of Regulation D and Section 4(a)(2) of the Securities Act.

The Series B1 warrants have a term of five (5) years from the date in which each of the redeemed Debenture were issued.  Accordingly, of the Series B Warrants: (i) 277,500 have an expiration date of April 21, 2022, and (ii) 813,362 have an expiration date of October 27, 2022.

The Series B1 Warrants are initially exercisable at $3.00 per share and, are subject to cashless exercise after six (6) months from the issuance date if the shares underlying the warrants are not subject to an effective registration statement. The Series B Warrants also contain anti- dilution protection for subsequent equity sales for a price lower than the then applicable exercise price, with a floor of $1.40.

The exercise price of the Series B1 Warrants is subject to adjustment upon certain events, including stock splits, stock dividends, subsequent equity transactions (other than specified exempt issuances), subsequent rights offerings, and fundamental transactions, subject to the $1.40 floor described above. If we fail to timely deliver the shares of our Class A common stock (“Common Stock”) upon any exercise of the Series B Warrants, we will be subject to certain buy-in provisions. Additionally, the Series B Warrants contained certain beneficial ownership limitations.

The Company identified embedded derivatives related to the Series B Warrants issued. These embedded derivatives included the right for the holders to request for the Company to purchase the Series B Warrant from the Holder by paying to the Holder an amount of cash equal to the black scholes value of the remaining unexercised portion of the Series A2 Warrant on the date of the consummation of a fundamental transaction.

The Series B1 Warrants have been accounted for utilizing ASC 815 “Derivatives and Hedging”. The Company has determined that the Series B1 Warrants have an embedded feature that cause the Series B1 Warrants to be treated as a derivative liability. The Company has estimated the fair value of the Series B1 Warrant instruments using the Black-Scholes Model with key input variables provided by management, as of the date of issuance, with the fair value treated as an additional expense related to the extinguishment of the Debentures, and at each reporting date, with the changes in fair value of the Series B Warrants recorded as gains or losses on revaluation in other income (expense). See Note 5 for further information for the fair value of the Series B1 Warrants.

The secured convertible debentures are comprised of the following at December 31:

	2018	2017
Principal Balance	$—	$6,845,157
Debt discount	—	(4,107,792)
Debt issuance costs	—	(1,026,219)
Convertible notes, net	$—	$1,711,146